Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities
	As of December 31,
	2024	2025
	RMB	RMB	USD
Payroll and welfare payables	128,521	149,415	21,366
Other liabilities	13,367	63,434	9,071
Total	141,888	212,849	30,437